Portfolio of Investments (unaudited)

As of January 31, 2022
Aberdeen Income Credit Strategies Fund

Principal Amount (000) or Shares		Description	Value (US$)

BANK LOANS—5.1%
NORWAY—1.7%
EUR	3,500	Silk Bidco AS, 8.00%, 06/11/2023	$3,918,078
UNITED KINGDOM—3.4%
GBP	2,000	Constellation Automotive Ltd., 7.60%, 07/30/2029	2,705,481
EUR	3,500	EG Group Limited, 7.00%, 04/10/2027	3,941,906
GBP	1,000	Impala Holdings Ltd., 5.45%, 06/08/2028	1,339,016
			7,986,403
UNITED STATES—0.0%
USD	4,000	La Paloma Generating Co., LLC, Zero Coupon, 02/20/2022 (a)(b)(c)(d)	—
		Total Bank Loans — 5.1% (cost $16,260,055)	11,904,481
CORPORATE BONDS—156.1%
ARGENTINA—1.3%
USD	3,120	Telecom Argentina SA, 8.00%, 07/18/2023 (e)(f)	2,925,000
BERMUDA—1.1%
USD	2,479	Highlands Holdings Bond Issuer Ltd. / Highlands Holdings Bond Co-Issuer, Inc., 7.63%, 10/15/2022 (e)(f)(g)	2,566,240
BRAZIL—1.1%
USD	3,000	InterCement Financial Operations BV, 5.75%, 03/02/2022 (e)(f)	2,636,280
CANADA—2.8%
USD	4,495	Husky III Holding Ltd., 13.00%, 03/03/2022 (e)(f)(g)	4,697,275
USD	1,875	Titan Acquisition Ltd. / Titan Co-Borrower LLC, 7.75%, 03/03/2022 (e)(f)	1,910,156
			6,607,431
CHINA—1.8%
USD	3,304	China Evergrande Group, 9.50%, 04/11/2022 (e)	545,160
USD	1,700	CIFI Holdings Group Co. Ltd., 6.55%, 03/28/2022 (e)(f)	1,564,000
USD	7,510	Kaisa Group Holdings Ltd., 9.38%, 03/03/2022 (e)(f)	2,008,925
			4,118,085
DENMARK—0.9%
USD	2,000	DKT Finance ApS, 9.38%, 02/11/2022 (e)(f)	2,010,000
			2,010,000
FRANCE—8.7%
USD	4,068	Iliad Holding SASU, 7.00%, 10/15/2024 (e)(f)	4,135,570
EUR	3,017	La Financiere Atalian SASU, 5.13%, 02/10/2022 (e)(f)	3,233,162
GBP	3,000	La Financiere Atalian SASU, 6.63%, 02/10/2022 (e)(f)	3,874,795
EUR	5,950	Novafives SAS, 5.00%, 02/10/2022 (e)(f)	5,926,557
EUR	2,600	Picard Bondco SA, 5.38%, 07/01/2024 (e)(f)	2,873,061
			20,043,145
GEORGIA—0.2%
USD	526	Bank of Georgia JSC, (fixed rate to 06/28/2024, variable rate thereafter), 11.13%, 06/28/2024 (e)(h)	573,340
GERMANY—5.1%
EUR	1,800	Aareal Bank AG, 6.64%, 04/30/2022 (e)(h)(i)	2,036,386
EUR	4,000	ADLER Group SA, 3.25%, 05/05/2025 (e)(f)	3,848,563
GBP	1,600	Deutsche Bank AG, (fixed rate to 04/30/2026, variable rate thereafter), 7.13%, 04/30/2026 (e)(h)	2,246,240
EUR	1,320	HT Troplast GmbH, 9.25%, 07/15/2022 (e)(f)	1,564,517

See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2022
Aberdeen Income Credit Strategies Fund

Principal Amount (000) or Shares		Description	Value (US$)

CORPORATE BONDS (continued)
EUR	2,500	Standard Profil Automotive GmbH, 6.25%, 04/30/2023 (e)(f)	$2,218,815
			11,914,521
ITALY—1.7%
EUR	3,500	Gamma Bondco Sarl, 8.13%, 11/15/2026	3,865,506
JAMAICA—1.4%
USD	3,173	Digicel Group 0.5 Ltd., 10.00%, 02/15/2022 (f)(g)	3,181,109
JAPAN—4.0%
USD	4,900	SoftBank Group Corp., (fixed rate to 07/19/2023, variable rate thereafter), 6.00%, 07/19/2023 (e)(h)	4,695,180
USD	4,750	SoftBank Group Corp., (fixed rate to 07/19/2023, variable rate thereafter), 6.00%, 07/19/2023 (e)(h)	4,551,450
			9,246,630
LUXEMBOURG—27.3%
USD	6,485	Albion Financing 2SARL, 8.75%, 10/15/2023 (e)(f)	6,436,363
EUR	5,000	Altice Finco SA, 4.75%, 10/15/2022 (e)(f)	5,105,666
USD	10,000	Altice France Holding SA, 6.00%, 02/15/2023 (e)(f)	9,126,500
GBP	2,993	Cidron Aida Finco SARL, 6.25%, 04/01/2024 (e)(f)	3,868,411
GBP	7,214	Garfunkelux Holdco 3 SA, 7.75%, 11/01/2022 (e)(f)	9,923,507
EUR	2,000	Herens Midco Sarl, 5.25%, 05/15/2024 (e)(f)	2,030,681
EUR	6,268	Kleopatra Holdings 2 SCA, 6.50%, 03/01/2023 (e)(f)	6,167,943
EUR	6,161	LHMC Finco 2 Sarl, 7.25%, 03/02/2022 (e)(f)(g)	6,695,586
EUR	5,150	Monitchem HoldCo 2 SA, 9.50%, 09/15/2022 (e)(f)	6,140,147
EUR	6,397	Summer BC Holdco A Sarl, 9.25%, 10/31/2022 (e)(f)	7,598,757
			63,093,561
MEXICO—5.0%
USD	1,079	Braskem Idesa SAPI, 6.99%, 02/20/2027 (e)(f)	1,070,908
EUR	1,400	Petroleos Mexicanos, 4.75%, 02/26/2029 (e)	1,541,059
USD	4,200	Petroleos Mexicanos, 6.49%, 11/23/2026 (f)	4,385,346
USD	1,500	Sixsigma Networks Mexico SA de CV, 7.50%, 03/03/2022 (e)(f)	1,443,750
USD	4,000	Unifin Financiera SAB de CV, 8.38%, 01/27/2028 (e)	2,372,000
USD	2,000	Unifin Financiera SAB de CV, (fixed rate to 01/29/2025, variable rate thereafter), 8.88%, 01/29/2025 (e)(h)	865,020
			11,678,083
NETHERLANDS—5.0%
EUR	4,300	Sigma Holdco BV, 5.75%, 02/10/2022 (e)(f)	4,342,584
EUR	6,373	Summer BidCo BV, 9.00%, 03/02/2022 (e)(f)(g)	7,250,374
			11,592,958
NIGERIA—1.3%
USD	2,860	IHS Netherlands Holdco BV, 8.00%, 09/18/2022 (e)(f)	2,995,850
SPAIN—1.2%
EUR	2,600	Tendam Brands SAU, 5.00%, 02/10/2022 (e)(f)	2,901,985
SWEDEN—3.1%
EUR	6,400	DDM Debt AB, 9.00%, 04/19/2024 (e)(f)	7,154,132
TURKEY—0.4%
USD	983	Yapi ve Kredi Bankasi AS, (fixed rate to 01/22/2026, variable rate thereafter), 7.88%, 01/22/2026 (e)(f)	978,046

See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2022
Aberdeen Income Credit Strategies Fund

Principal Amount (000) or Shares		Description	Value (US$)

CORPORATE BONDS (continued)
UKRAINE—2.3%
USD	3,000	Metinvest BV, 8.50%, 01/23/2026 (e)(f)	$2,655,000
USD	3,000	MHP Lux SA, 6.95%, 04/03/2026 (e)	2,655,000
			5,310,000
UNITED ARAB EMIRATES—0.1%
USD	200	Emirates Reit Sukuk Ltd., 5.13%, 12/12/2022 (e)	158,000
UNITED KINGDOM—27.6%
EUR	2,700	BCP V Modular Services Finance PLC, 6.75%, 11/30/2024 (e)(f)	2,807,334
GBP	640	EnQuest PLC, 7.00%, 10/15/2023 (e)(g)	846,256
USD	13,187	EnQuest PLC, 7.00%, 02/10/2022 (e)(g)	12,494,779
GBP	6,300	Galaxy Finco Ltd., 9.25%, 07/17/2022 (e)(f)	8,756,708
USD	5,236	Ithaca Energy North Sea PLC, 9.00%, 07/15/2023 (e)(f)	5,379,990
USD	1,700	Jaguar Land Rover Automotive PLC, 4.50%, 07/01/2027 (e)(f)	1,604,800
GBP	3,198	Metrocentre Finance, Senior Secured,, 11.00%, 12/06/2023 (a)(j)	4,356,297
USD	4,000	Motion Bondco DAC, 6.63%, 11/15/2022 (e)(f)	3,990,000
GBP	2,740	Punch Finance PLC, 6.13%, 06/30/2023 (e)(f)	3,650,722
GBP	2,000	Stonegate Pub Co. Financing 2019 PLC, 8.00%, 07/13/2022 (e)(f)	2,740,905
GBP	3,095	Very Group Funding PLC (The), 6.50%, 08/01/2023 (e)(f)	4,131,245
GBP	6,000	Voyage Care BondCo PLC, 10.00%, 03/02/2022 (e)(f)	8,028,545
GBP	3,783	Wheel Bidco Ltd., 6.75%, 07/15/2023 (e)(f)	4,998,719
			63,786,300
UNITED STATES—51.7%
USD	4,808	99 Escrow Issuer, Inc., 7.50%, 01/15/2023 (e)(f)	3,642,060
USD	2,023	Adams Homes, Inc., 7.50%, 02/16/2022 (e)(f)	2,083,690
USD	1,087	Adient US LLC, 9.00%, 04/15/2022 (e)(f)	1,151,894
USD	1,819	Aethon United BR LP / Aethon United Finance Corp., 8.25%, 02/15/2023 (e)(f)	1,915,643
USD	2,139	Affinity Gaming, 6.88%, 12/01/2023 (e)(f)	2,171,085
USD	2,581	Ascent Resources Utica Holdings LLC / ARU Finance Corp., 8.25%, 02/01/2024 (e)(f)	2,703,597
USD	5,015	ASP Unifrax Holdings, Inc., 7.50%, 09/30/2024 (e)(f)	4,858,281
USD	1,904	Austin BidCo, Inc., 7.13%, 12/15/2023 (e)(f)	1,932,560
EUR	4,200	Banff Merger Sub, Inc., 8.38%, 02/10/2022 (e)(f)	4,869,115
USD	1,459	Bausch Health Cos., Inc., 6.13%, 02/01/2027	1,464,471
USD	2,639	Carnival Corp., 6.00%, 11/01/2024 (e)(f)	2,538,718
USD	324	Carnival Corp., 7.63%, 03/01/2024 (e)(f)	330,480
EUR	1,850	Carnival Corp., 10.13%, 08/01/2023 (e)(f)	2,308,294
USD	4,667	Cengage Learning, Inc., 9.50%, 03/03/2022 (e)(f)	4,686,228
USD	1,730	Cimpress PLC, 7.00%, 03/03/2022 (e)(f)	1,778,319
USD	1,750	Colgate Energy Partners III LLC, 5.88%, 07/01/2024 (e)(f)	1,778,437
USD	1,200	Colgate Energy Partners III LLC, 7.75%, 02/15/2024 (e)(f)	1,287,000
USD	913	Consensus Cloud Solutions, Inc., 6.00%, 10/15/2023 (e)(f)	940,573
USD	2,576	Consensus Cloud Solutions, Inc., 6.50%, 10/15/2026 (e)(f)	2,641,984
USD	3,235	Embarq Corp., 8.00%, 06/01/2036	3,330,044
USD	3,088	Frontier Communications Holdings LLC, 6.00%, 10/15/2024 (e)(f)	2,980,538
USD	1,375	FXI Holdings, Inc., 7.88%, 03/03/2022 (e)(f)	1,390,400
USD	3,279	FXI Holdings, Inc., 12.25%, 11/15/2022 (e)(f)	3,591,259
USD	425	Howard Midstream Energy Partners LLC, 6.75%, 01/15/2024 (e)(f)	436,025
USD	3,825	ITT Holdings LLC, 6.50%, 08/01/2024 (e)(f)	3,669,820
USD	3,823	LD Holdings Group LLC, 6.13%, 04/01/2024 (e)(f)	3,398,532
USD	3,506	MajorDrive Holdings IV LLC, 6.38%, 06/01/2024 (e)(f)	3,330,700
USD	4,324	Mauser Packaging Solutions Holding Co., 7.25%, 03/03/2022 (e)(f)	4,296,889
USD	934	Michaels Cos Inc.(The), 5.25%, 11/01/2023 (e)(f)	899,377

See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2022
Aberdeen Income Credit Strategies Fund

Principal Amount (000) or Shares		Description	Value (US$)

CORPORATE BONDS (continued)
USD	3,110	Millennium Escrow Corp., 6.63%, 08/01/2023 (e)(f)	$3,083,752
USD	2,853	Minerva Merger Sub, Inc., 6.50%, 02/15/2030	2,845,867
USD	2,567	Moss Creek Resources Holdings, Inc., 7.50%, 03/03/2022 (e)(f)	2,349,370
USD	548	Moss Creek Resources Holdings, Inc., 10.50%, 05/15/2022 (e)(f)	537,418
USD	4,074	Nabors Industries, Inc., 5.10%, 06/15/2023 (f)	4,155,480
USD	965	Nabors Industries, Inc., 7.38%, 05/15/2024 (e)(f)	990,225
USD	721	NCL Corp. Ltd., 5.88%, 12/15/2025 (e)(f)	686,753
USD	768	NCL Corp. Ltd., 10.25%, 08/01/2023 (e)(f)	869,760
USD	4,814	New Enterprise Stone & Lime Co., Inc., 9.75%, 07/15/2023 (e)(f)	5,066,735
USD	3,154	Photo Holdings Merger Sub, Inc., 8.50%, 10/01/2022 (e)(f)	3,185,414
USD	6,649	Qwest Capital Funding, Inc., 6.88%, 07/15/2028	6,981,450
USD	1,070	Qwest Capital Funding, Inc., 7.75%, 02/15/2031	1,139,550
USD	8,205	Staples, Inc., 10.75%, 04/15/2022 (e)(f)	7,647,716
USD	2,870	Viking Cruises Ltd., 5.88%, 09/15/2022 (e)(f)	2,618,875
USD	1,192	Waldorf Production UK Ltd., 9.75%, 04/01/2023	1,203,583
USD	3,687	Weatherford International Ltd., 8.63%, 10/30/2024 (e)(f)	3,751,522
			119,519,483
ZAMBIA—1.0%
USD	2,151	First Quantum Minerals Ltd., 6.88%, 02/11/2022 (e)(f)	2,220,907
		Total Corporate Bonds — 156.1% (cost $378,435,014)	361,076,592
COMMON STOCK—0.2%
UNITED STATES—0.2%
USD	9,723	California Resources Corp.(c)	414,394
			414,394
		Total Common Stocks — 0.2% (cost $145,845)	414,394
WARRANT—0.1%
UNITED STATES—0.1%
USD	22,363	California Resources Corp.(c)	335,445
			335,445
		Total Warrants — 0.1% (cost $—)	335,445
SHORT-TERM INVESTMENT—3.4%
UNITED STATES—3.4%
USD	7,726,080	State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.03%(k)	7,726,080
		Total Short-Term Investment — 3.4% (cost $7,726,080)	7,726,080
		Total Investments — 164.9% (cost $402,566,994)	381,456,992
		Liabilities in Excess of Other Assets — (64.9)%	(150,115,103)
		Net Assets—100.0%	$231,341,889

(a)	Level 3 security. See Note (a) of the accompanying Notes to Portfolio of Investments.
(b)	Escrow Security.
(c)	Non-income producing security.
(d)	Security is in default.
(e)	Denotes a security issued under Regulation S or Rule 144A.
(f)	The maturity date presented for these instruments represents the next call/put date.

See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited) (concluded)

As of January 31, 2022
Aberdeen Income Credit Strategies Fund

(g)	Payment-in-kind. This is a type of bond that pays interest in additional bonds rather than in cash.
(h)	Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely. The maturity date presented for these instruments represents the next call/put date.
(i)	Variable Rate Instrument. The rate shown is based on the latest available information as of January 31, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(j)	Illiquid security.
(k)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2022.

EUR—Euro Currency

GBP—British Pound Sterling

USD—U.S. Dollar

At January 31, 2022, the Fund's open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)

British Pound/United States Dollar
02/22/2022	Goldman Sachs & Co.	GBP	2,855,000	USD	3,836,414	$3,839,189	$2,775
02/22/2022	UBS AG	GBP	9,064,000	USD	12,367,022	12,188,585	(178,437)
Euro/United States Dollar
02/22/2022	Citibank N.A.	EUR	400,000	USD	446,424	449,559	3,135
						$16,477,333	$(172,527)

Sale Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)

United States Dollar/British Pound
02/22/2022	Citibank N.A.	USD	79,126,401	GBP	58,058,000	$78,072,027	$1,054,374
United States Dollar/Euro
02/22/2022	Royal Bank of Canada	USD	100,331,408	EUR	88,325,000	99,268,333	1,063,075
02/22/2022	UBS AG	USD	4,501,167	EUR	3,979,000	4,471,992	29,175
						$181,812,352	$2,146,624

* Certain contracts with different trade dates and like characteristics have been shown net.

See accompanying Notes to Portfolio of Investments.

Notes to Portfolio of Investments (unaudited)

January 31, 2022

Summary of Significant Accounting Policies

1. Security Valuation:

The Fund values its securities at current market value or fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date.

Long-term debt and other fixed-income securities are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service provider approved by the Board. If there are no current day bids, the security is valued at the previously applied bid. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size and the strategies employed by the Fund’s investment adviser generally trade in round lot sizes. In certain circumstances, some trades may occur in smaller “odd lot” sizes which may be effected at lower or higher prices than institutional round lot trades. Short-term debt securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service, or on the basis of amortized cost, if it represents the best approximation of fair value. Debt and other fixed-income securities are generally determined to be Level 2 investments.

Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, and has an objective, which is not guaranteed, to maintain a $1.00 per share net asset value. Generally, these investment types are categorized as Level 1 investments.

Derivative instruments are valued at fair value. Exchange traded futures are generally Level 1 investments and centrally cleared swaps and forwards are generally Level 2 investments. Forward foreign currency contracts are generally valued based on the bid price of the forward rates and the current spot rate. Forward exchange rate quotations are available for scheduled settlement dates, such as 1-, 3-, 6-, 9- and 12- month periods. An interpolated valuation is derived based on the actual settlement dates of the forward contracts held. Futures contracts are valued at the settlement price or at the last bid price if no settlement price is available. Swap agreements are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows).

In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which they trade closed before the “Valuation Time”), the security is valued at fair value as determined by the Fund’s Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m. Eastern Time). A security that has been fair valued by the Fund’s Pricing Committee may be classified as Level 2 or Level 3 depending on the nature of the inputs. The three-level hierarchy of inputs is summarized below:

Level 1 – quoted prices in active markets for identical investments;

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk); or

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).